Amounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Amounts receivable [Text Block]
4)	Amounts receivable

	December 31, 2025	December 31, 2024
Trade receivables (note 22(b))	$3,412	$5,471
Current taxes recoverable - Brazil	7,272	4,171
Current taxes recoverable - Other	50	71
Other receivables	331	28
Total	$11,065	$9,741

In June 2025, the Company entered a non-recourse factoring facility (the "Facility"). Under this arrangement, the Company sells eligible accounts receivable to a third-party financial institution (the "Factor").  Upon sale, the Company receives an initial advance equal to 85% of the receivables' value, up to a maximum facility limit of $10,000. The remaining 15% is remitted by the Factor in accordance with the underlying customer payment terms. Commission rates range from 0.51% to 1.37%, depending on customer payment terms. The Facility has an initial term of two years, and the Factor may terminate it with 90 days' prior written notice or immediately in the event of default.

In addition, the Factor will receive a monthly custodial fee equal to 0.50% of the outstanding factored invoices and interest at a rate of the one-month U.S. Secured Overnight Financing Rate ("SOFR") plus 1.75%. Subject to Factor approval, the Facility limit may increase based on performance and approved receivables. The Company commenced factoring receivables in June 2025 and received cash proceeds of $15,343 (net of fees) in the year ended December 31, 2025. The Factor withheld funds of $2,239 and have defaulted in making payments to the Company.

A third-party financial advisor and arranger (the “Custodian”) assisted the Company in securing the Facility  and will receive certain custodial fees per the terms of the Facility, including, a hold-back of $1,000, which has been settled through applying a hold-back equal to 10% of the factored invoices.

As of December 31, 2025, the Company has recognized an expected credit loss of $2,843 in relation to its financial assets, in accordance with IFRS 9 – Financial Instruments. The expected credit losses represent the Company's estimate of the potential default risk on its outstanding amounts receivable.